                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
               PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2007 (as supplemented) for the PrimElite III/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," replace the footnote to the Mortality and Expense Charge with the following:

    **  We are waiving the following amounts of the Mortality and Expense
        Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Van Kampen Comstock Portfolio (Class B) of Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund, Inc.; and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios").

2. THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, add the following paragraph immediately above the "Market Timing" heading:

    Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

In the "DEATH BENEFIT" section, add the paragraph above as the last paragraph of the "Spousal Continuation" section.

                                      1
                                                                SUPP-PEIII510NY

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series(R) (Class 2)" through "Legg Mason Partners Variable Equity Trust" with the following:

    AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

    American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

        American Funds Bond Fund
        American Funds Global Growth Fund
        American Funds Global Small Capitalization Fund
        American Funds Growth Fund
        American Funds Growth-Income Fund

    FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

    Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the subadviser. The following Service Class 2 portfolio is available under the contract:

        Mid Cap Portfolio

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

    Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

        Franklin Income Securities Fund
        Mutual Shares Securities Fund

    LEGG MASON PARTNERS VARIABLE EQUITY TRUST

    Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

        Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) Legg Mason ClearBridge Variable Appreciation Portfolio (Class I)
        Legg Mason ClearBridge Variable Capital Portfolio
        Legg Mason ClearBridge Variable Dividend Strategy Portfolio
        Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class
        II)
        Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
          (Class I) (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio)
        Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) Legg Mason ClearBridge Variable Large Cap Value Portfolio (Class I) Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class I) Legg Mason Investment Counsel Variable Social Awareness Portfolio

    LEGG MASON PARTNERS VARIABLE INCOME TRUST

    Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:

        Legg Mason Western Asset Variable Adjustable Rate Income Portfolio Legg Mason Western Asset Variable Global High Yield Bond Portfolio (Class I)

    MET INVESTORS SERIES TRUST

    Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        Invesco Small Cap Growth Portfolio (Class B) (formerly Met/AIM Small
          Cap Growth Portfolio)
        Met/Templeton Growth Portfolio (Class B)
        MFS(R) Research International Portfolio (Class B)
        Oppenheimer Capital Appreciation Portfolio (Class B)
        Pioneer Fund Portfolio (Class A)
        Pioneer Strategic Income Portfolio (Class A)
        Van Kampen Comstock Portfolio (Class B)

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        Artio International Stock Portfolio (Class B)
        BlackRock Money Market Portfolio (Class E)
        FI Value Leaders Portfolio (Class D)
        Jennison Growth Portfolio (Class B)
        MFS(R) Total Return Portfolio (Class F)
        MFS(R) Value Portfolio (Class A)
        T. Rowe Price Large Cap Growth Portfolio (Class B)
        Western Asset Management U.S. Government Portfolio (Class B)

    PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

    Pioneer Variable Contracts Trust is a trust with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

        Pioneer Mid Cap Value VCT Portfolio

    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

    The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I or Class II, as noted, portfolios are available under the contract:

        Equity and Income Portfolio (Class II)*
        U.S. Real Estate Portfolio (Class I)

    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

    Van Kampen Life Investment Trust is a trust with multiple portfolios. Van Kampen Asset Management is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

        Growth and Income Portfolio*

    * The investment portfolio name, trust name, and/or investment adviser are expected to change due to an investment portfolio reorganization on or around May 28, 2010. Please see the Appendix A section of this prospectus supplement (below) for more information.

    LEGG MASON PARTNERS VARIABLE EQUITY TRUST

    In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.)

        Legg Mason Variable Lifestyle Allocation 50%
        Legg Mason Variable Lifestyle Allocation 70%
        Legg Mason Variable Lifestyle Allocation 85%

    In the "Market Timing" subsection of the "Transfers" section, replace the list of Monitored Portfolios with the following:

        the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the Legg Mason ClearBridge Variable Small Cap Growth Portfolio, the Legg Mason Western Asset Variable Global High Yield Bond Portfolio, the Invesco Small Cap Growth Portfolio, the Met/Templeton Growth Portfolio, the MFS(R) Research International Portfolio, the Pioneer Strategic Income Portfolio, and the Artio International Stock Portfolio

    In the "Dollar Cost Averaging Program" section, add the following to the end of the third paragraph:

       However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

    You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

5. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the first paragraph under the "Distributor" heading:

    Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

6. APPENDIX A

At the end of Appendix A, replace the first paragraph in the "Discontinued Investment Portfolios" section with the following:

    The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust:
    Templeton Growth Securities Fund (Class 2) (closed effective April 30,
    2010); (b) Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective April 30, 2007) (formerly Legg Mason Partners Variable Capital and Income Portfolio); (c) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Lazard Mid Cap Portfolio (Class B) (closed effective April 30, 2007), and Third Avenue Small Cap Value Portfolio (Class B) (closed effective November 12, 2007);
    (d) Metropolitan Series Fund, Inc.: BlackRock Bond Income Portfolio (Class
    E) (closed effective May 1, 2006), BlackRock Legacy Large Cap Growth Portfolio (Class A) (closed effective May 4, 2009), and Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009).

Add the following to the end of the "Discontinued Investment Portfolios" section:

    Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust:
    Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).

    Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust:
    Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio (Class E).

    LEGG MASON PARTNERS INVESTMENT PORTFOLIO NAME CHANGES. Effective as of November 2, 2009, the following investment portfolio name changes occurred for the Legg Mason Partners portfolios:

 Former Name                            New Name
 -----------                            --------
 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Aggressive Growth Portfolio            Variable Aggressive Growth Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Appreciation Portfolio                 Variable Appreciation Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Capital Portfolio                      Variable Capital Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Capital and Income Portfolio           Variable Equity Income Builder
                                        Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Dividend    Trust: Legg Mason ClearBridge
 Strategy Portfolio                     Dividend Strategy Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Fundamental Value Portfolio            Variable Fundamental Value Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason Batterymarch
 Global Equity Portfolio                Variable Global Equity Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Investors Portfolio                    Variable Large Cap Value Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Large Cap Growth Portfolio             Variable Large Cap Growth Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge
 Small Cap Growth Portfolio             Variable Small Cap Growth Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust: Legg Mason Partners Social      Trust: Legg Mason Investment Counsel
 Awareness Portfolio                    Social Awareness Portfolio

 Former Name                            New Name
 -----------                            --------
 Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
 Trust: Legg Mason Partners Variable    Trust: Legg Mason Western Asset
 Adjustable Rate Income Portfolio       Variable Adjustable Rate Income
                                        Portfolio

 Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
 Trust: Legg Mason Partners Variable    Trust: Legg Mason Western Asset
 Global High Yield Bond Portfolio       Variable Global High Yield Bond
                                        Portfolio

 Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
 Trust: Legg Mason Partners Variable    Trust: Legg Mason Western Asset
 Money Market Portfolio                 Variable Money Market Portfolio

    EXPECTED UNIVERSAL INSTITUTIONAL FUNDS AND VAN KAMPEN LIFE INVESTMENT TRUST CHANGES. The investment portfolios listed in the following table are expected to be reorganized into new investment portfolios and trusts on or around May 28, 2010. In connection with the reorganization, the names of the share classes will change from Class II to Series II. The investment adviser for each of the investment portfolios in the table is expected to change its name to Invesco Advisers, Inc. on or around May 28, 2010.

     Former Trust Name/ Portfolio       New Trust Name/ Portfolio Name/Share
         Name/Share Class Name                       Class Name
         ---------------------                       ----------
 The Universal Institutional Funds,     AIM Variable Insurance Funds (Invesco
 Inc.: Equity and Income Portfolio      Variable Insurance Funds): Invesco
 (Class II)                             Van Kampen V.I. Equity and Income
                                        Fund (Series II)

 Van Kampen Life Investment Trust:      AIM Variable Insurance Funds (Invesco
 Growth and Income Portfolio (Class II) Variable Insurance Funds): Invesco
                                        Van Kampen V.I. Growth and Income
                                        Fund (Series II)

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

8. APPENDIX B

Replace Appendix B in the prospectus with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900     Telephone: 888-556-5412
             Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                  ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                                                    FUND    ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                                ---------- ------------- -------- -------- --------- ----------- ---------
AMERICAN FUNDS INSURANCE SERIES (R)
   American Funds Bond Fund                        0.38%       0.25%       0.01%    0.00%    0.64%      0.00%      0.64%
   American Funds Global Growth Fund               0.54%       0.25%       0.03%    0.00%    0.82%      0.00%      0.82%
   American Funds Global Small Capitalization
     Fund                                          0.72%       0.25%       0.04%    0.00%    1.01%      0.00%      1.01%
   American Funds Growth Fund                      0.33%       0.25%       0.02%    0.00%    0.60%      0.00%      0.60%
   American Funds Growth-Income Fund               0.28%       0.25%       0.01%    0.00%    0.54%      0.00%      0.54%
FIDELITY (R) VARIABLE INSURANCE PRODUCTS
   Mid Cap Portfolio                               0.56%       0.25%       0.12%    0.00%    0.93%      0.00%      0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
   Franklin Income Securities Fund                 0.45%       0.25%       0.02%    0.00%    0.72%      0.00%      0.72%
   Mutual Shares Securities Fund                   0.60%       0.25%       0.18%    0.00%    1.03%      0.00%      1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio(1)(2)                        0.75%       0.00%       0.06%    0.00%    0.81%      0.00%      0.81%
   Legg Mason ClearBridge Variable
     Appreciation Portfolio(1)                     0.72%       0.00%       0.05%    0.00%    0.77%      0.00%      0.77%
   Legg Mason ClearBridge Variable Capital
     Portfolio                                     0.75%       0.25%       0.14%    0.00%    1.14%      0.14%      1.00%
   Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio(1)(2)                      0.65%       0.00%       0.41%    0.00%    1.06%      0.11%      0.95%
   Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio                      0.75%       0.25%       0.10%    0.00%    1.10%      0.00%      1.10%
   Legg Mason ClearBridge Variable Fundamental
     All Cap Value Portfolio                       0.75%       0.00%       0.05%    0.00%    0.80%      0.00%      0.80%
   Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                              0.75%       0.00%       0.10%    0.00%    0.85%      0.00%      0.85%
   Legg Mason ClearBridge Variable Large Cap
     Value Portfolio                               0.65%       0.00%       0.06%    0.00%    0.71%      0.00%      0.71%
   Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                              0.75%       0.00%       0.17%    0.00%    0.92%      0.00%      0.92%
   Legg Mason Investment Counsel Variable
     Social Awareness Portfolio(1)(2)              0.70%       0.00%       0.21%    0.00%    0.91%      0.00%      0.91%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Legg Mason Western Asset Variable
     Adjustable Rate Income Portfolio(2)           0.55%       0.25%       0.56%    0.00%    1.36%      0.36%      1.00%
   Legg Mason Western Asset Variable Global
     High Yield Bond Portfolio                     0.80%       0.00%       0.11%    0.00%    0.91%      0.00%      0.91%

                                                                                  ACQUIRED   TOTAL   CONTRACTUAL  NET TOTAL
                                                                                    FUND    ANNUAL     EXPENSE     ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR   PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL    EXPENSES
                                                ---------- ------------- -------- -------- --------- ----------- -----------
MET INVESTORS SERIES TRUST
   Invesco Small Cap Growth Portfolio              0.86%       0.25%       0.04%    0.00%    1.15%      0.00%       1.15%
   Met/Templeton Growth Portfolio                  0.69%       0.25%       0.18%    0.00%    1.12%      0.07%       1.05%
   MFS (R) Research International Portfolio        0.71%       0.25%       0.10%    0.00%    1.06%      0.00%       1.06%
   Oppenheimer Capital Appreciation Portfolio      0.60%       0.25%       0.07%    0.00%    0.92%      0.00%       0.92%
   Pioneer Fund Portfolio                          0.66%       0.00%       0.08%    0.00%    0.74%      0.00%       0.74%
   Pioneer Strategic Income Portfolio              0.60%       0.00%       0.06%    0.00%    0.66%      0.00%       0.66%
   Van Kampen Comstock Portfolio                   0.61%       0.25%       0.03%    0.00%    0.89%      0.00%       0.89%
METROPOLITAN SERIES FUND, INC.
   Artio International Stock Portfolio             0.83%       0.25%       0.13%    0.03%    1.24%      0.03%       1.21%
   BlackRock Money Market Portfolio(3)(4)          0.32%       0.15%       0.02%    0.00%    0.49%      0.01%       0.48%
   FI Value Leaders Portfolio                      0.67%       0.10%       0.10%    0.00%    0.87%      0.00%       0.87%
   Jennison Growth Portfolio                       0.62%       0.25%       0.04%    0.00%    0.91%      0.04%       0.87%
   MFS (R) Total Return Portfolio                  0.54%       0.20%       0.06%    0.00%    0.80%      0.00%       0.80%
   MFS (R) Value Portfolio                         0.71%       0.00%       0.03%    0.00%    0.74%      0.08%       0.66%
   T. Rowe Price Large Cap Growth Portfolio        0.60%       0.25%       0.07%    0.00%    0.92%      0.00%       0.92%
   Western Asset Management U.S. Government
     Portfolio                                     0.48%       0.25%       0.04%    0.00%    0.77%      0.01%       0.76%
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Mid Cap Value VCT Portfolio             0.65%       0.25%       0.10%    0.00%    1.00%      0.00%       1.00%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Equity and Income Portfolio                     0.42%       0.35%       0.27%    0.01%    1.05%      0.00%       1.05%
   U.S. Real Estate Portfolio                      0.80%       0.00%       0.34%    0.01%    1.15%      0.00%       1.15%
VAN KAMPEN LIFE INVESTMENT TRUST
   Growth and Income Portfolio                     0.57%       0.25%       0.05%    0.00%    0.87%      0.00%       0.87%

                                                                                                                  NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                  PORTFOLIO
                                                                                                                  EXPENSES
                                                                                  ACQUIRED   TOTAL   CONTRACTUAL  INCLUDING
                                                                                    FUND    ANNUAL     EXPENSE   EXPENSES OF
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  UNDERLYING
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL   PORTFOLIOS
                                                ---------- ------------- -------- -------- --------- ----------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   Legg Mason Variable Lifestyle Allocation
     50%(5)(6)                                     0.00%       0.00%       0.14%    0.69%    0.83%      0.00%       0.83%
   Legg Mason Variable Lifestyle Allocation
     70%(5)(6)                                     0.00%       0.00%       0.23%    0.74%    0.97%      0.03%       0.94%
   Legg Mason Variable Lifestyle Allocation
     85%(5)(6)                                     0.00%       0.00%       0.21%    0.79%    1.00%      0.01%       0.99%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2009.

(1) Other Expenses have been restated to reflect current fees.
(2) The information provided is for the fiscal year ended October 31, 2009.

(3) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
(4) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.
(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other Legg Mason-affiliated portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee.
(6) The information provided is for the fiscal year ended January 31, 2010.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS BOND FUND

INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

MID CAP PORTFOLIO

SUBADVISERS: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Aggressive Growth Portfolio seeks capital appreciation.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Capital Portfolio seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Dividend Strategy Portfolio seeks capital appreciation, principally through investments in dividend-paying stocks.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO (CLASS II)

SUBADVISERS: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Equity Income Builder Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio seeks long-term capital growth. Current income is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

SUBADVISER: Legg Mason Investment Counsel, LLC

INVESTMENT OBJECTIVE: The Legg Mason Investment Counsel Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Adjustable Rate Income Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)

SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B) (formerly Met/AIM Small Cap Growth Portfolio)

SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

MET/TEMPLETON GROWTH PORTFOLIO

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to each portfolio. The following portfolios are available under the contract:

ARTIO INTERNATIONAL STOCK PORTFOLIO (CLASS B)

SUBADVISER: Artio Global Management, LLC

INVESTMENT OBJECTIVE: The Artio International Stock Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

EQUITY AND INCOME PORTFOLIO (CLASS II)*

INVESTMENT OBJECTIVE: The Equity and Income Portfolio seeks both capital appreciation and current income.

U.S. REAL ESTATE PORTFOLIO (CLASS I)

INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

* The investment portfolio name, trust name, and/or investment adviser are expected to change due to an investment portfolio reorganization on or around May 28, 2010. Please see the note at the end of Appendix A for more information.

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO*

INVESTMENT OBJECTIVE: The Growth and Income Portfolio seeks long-term growth of capital and income.

* The investment portfolio name, trust name, and/or investment adviser are expected to change due to an investment portfolio reorganization on or around May 28, 2010. Please see the note at the end of Appendix A for more information.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation.